Leases (Details) - Schedule of Lease Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Liability Abstract
Total lease liability	$ 445	$ 545
Less: short term portion	(200)	(211)	$ (430)
Long term portion	$ 245	$ 334